Right-of-Use Asset/Lease Liability	6 Months Ended
Dec. 31, 2025
Right-of-Use Asset/Lease Liability [Abstract]
RIGHT-OF-USE ASSET/LEASE LIABILITY

8. RIGHT-OF-USE ASSET/LEASE LIABILITY

Office space

	December 31, 2025	June 30, 2025
	RM	RM
Right-of-use asset
Cost

As of July 1	503,272	503,272
Addition during the period/year	251,348	-
As of December 31/ June 30	754,620	503,272

Accumulated depreciation

As of July 1	(492,890)	(368,318)
Charge for the period/year	(62,745)	(124,572)
As of December 31/ June 30	(555,635)	(492,890)

Net carrying amount	198,985	10,382

	December 31, 2025	June 30, 2025
	RM	RM
Lease liability

As of 1 July	10,954	138,899
Addition during the period/year	251,348	-
Interest charged	4,633	4,055
	266,935	142,954
Payment of:
- principal	(61,367)	(127,945)
- interest	(4,633)	(4,055)
	(66,000)	(132,000)

Net carrying amount	200,935	10,954

At the end of the period/year

Represented by:
Lease liability - current	75,261	10,954
Lease liability - non-current	125,674	-
	200,935	10,954
(a)	The Group leases an office space in the location which it operates. The lease of the office space comprised fixed payment over the lease term. The six months ended December 31, 2025’s lease liability interest charged is RM 4,633 (December 31, 2024: RM 2,828) and the payment of principal and interest are RM 66,000 (December 31, 2024: RM 66,000).

(b)

The right of use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date of the lease. After initial recognition, right of use asset is stated at cost less accumulated depreciation and any accumulated impairment losses and adjusted for any re-measurement of the lease liability.

The right of use asset is depreciated on the straight-line basis over the earlier of the estimated useful lives of the right of use asset or the end of the lease term. The lease terms for office space are two (2) years.

(c)	The Group has certain leases of premises and equipment with a lease term of twelve (12) months or less, and low value leases of office equipment of USD 5,000 and below. The Group applies the “short-term lease” and “lease of low-value-assets” exemptions for these leases.

(d)	The following are the amounts recognized in profit or loss:

	December 31, 2025	December 31, 2024
	RM	RM

Administrative expenses:
- depreciation of right of use asset	62,745	62,286
- expense relating to short-term leases	-	732,659
- expense relating to leases of low-value assets	-	2,650

Finance costs:
- interest expense on lease liability	4,633	2,828

(e)	The table below summarizes the maturity profile of the lease liability as at the end of the reporting period based on contractual undiscounted repayment obligations as follows:

	Weighted average incremental borrowing rate	Within one year	One to five years	Total
	%	RM	RM	RM
December 31, 2025

Lease liability	4.76	132,000	77,000	209,000

June 30, 2025

Lease liability	5.02	11,000		11,000
(f)

The Group leases several assets that include extension and termination options. These are used to maximise operational flexibility in terms of managing the assets used in the Group’s operations. Management determines whether these extension and termination options are reasonably certain to be executed.

During the financial period, the group has entered into a short-term lease agreement of a period of twenty- four (24) months. There are no undiscounted potential future rental payments that are not included in the lease term.

(g)	For the purpose of the statements of cash flows, the reconciliation of liability arising from financing activities as follows:

	December 31, 2025	June 30, 2025
	RM	RM

As of July 1	10,954	138,899

Addition of lease	251,348	-

Cash flows	(66,000)	(132,000)

Interest expense of lease liability	4,633	4,055

As of December 31/June 30	200,935	10,954

The payment of lease liability included in financing activities and interest of lease liability included in operating activities of the statement of cash flows were RM 66,000 and RM 2,828, respectively, for the six months ended December 31, 2024.